Related party and employee transactions	12 Months Ended
Dec. 31, 2023
Related party and employee transactions
Related party and employee transactions

17.         Related party and employee transactions

(a)	Amounts due from related parties

	December 31,	December 31,
	2022	2023
	US$	US$
Current:
Henan Hongguang Olympic Real Estate Co., Ltd.	87,047,162	85,595,700
Qingdao Huiju	—	—
Guangzhou Huanglong Information Technology Co., Ltd.	29,937,746	27,153,613
Xinzheng Meihang Network Technology Co., Ltd.	—	—
Madison Development Limited	8,539,686	3,689,595
Suzhou Wanzhuo's non-controlling interest holders	29,323,571	28,834,616
Taicang Pengchi's non-controlling interest holders	23,892,970	23,494,569
Suzhou Rongjingchen Real Estate Co., Ltd.	20,269,362	19,931,382
Others	4,708,561	3,927,036
Total current amounts due from related parties	203,719,058	192,626,511

Non current:
Xinzheng Meihang Network Technology Co., Ltd.	1,065,531	1,047,764
Suzhou Yefang’s non-controlling interest holders	11,485,225	11,293,716
Others	2,505,528	2,463,750
Total non-current amounts due from related parties	15,056,284	14,805,230
Total	218,775,342	207,431,741

As of December 31, 2021, the balances due from Qingdao Huiju, the Company’s equity method investee in 2021, are related to advances for operational needs without any fixed payment terms. This balance is unsecured, bears no interest, and is expected to be repaid in one year. Qingdao Huiju has been consolidated in the Group’s financial statements since the year of 2022.

As of December 31, 2023, the balances due from Guangzhou Huanglong Information Technology Co., Ltd., a wholly-owned subsidiary of the Company’s equity method investee, were related to advances for operational needs without any fixed payment terms. This balance is unsecured, bears no interest and expected to be repaid in one year.

Henan Hongguang Olympic Real Estate Co., Ltd. (“Henan Hongguang”) is the non-controlling shareholder of Henan Renxin (Note 1), one of the Company’s subsidiaries. As of December 31, 2023, the balance due from Henan Hongguang was related to advances for operational needs without any fixed payment terms. This balance is unsecured, bears no interest, and is expected to be repaid in one year.

Xinzheng Meihang Network Technology Co., Ltd. (“Meihang”) is the non-controlling shareholder of Zhengzhou Hangmei Technology Development Co., Ltd. (“Zhengzhou Hangmei”), one of the Company’s subsidiaries. As of December 31, 2021, the balance due from Meihang was US$2,854,538, which have a three-year payment term, and bear interest at 11.5%. In 2020, Meihang together with Zhengzhou Hangmei entered into an agreement with the Company in which all parties had agreed that the interest relating to the payable balance to be ceased from accrual thereafter. The Company settled the remaining balance in 2022.

As of December 31, 2023, the balance due from Madison Development Limited, an equity method investee, amounting to US$3,689,595 is related to advances for operational needs. This balance is unsecured, bears interest at 15%, and has no fixed repayment term. Accrued interest amounted to US$624,125 as of December 31, 2023.

On September 12, 2017, the Company sold 80% of its equity interest in Suzhou Wanzhuo to four non-affiliated passive investors for an aggregate cash consideration of US$23,687,327. Pursuant to the updated articles of association, the Company still exercises control over the relevant principal activities of Suzhou Wanzhuo and therefore, continues to consolidate it in its financial statements. As of December 31, 2023, the balances due from the non-controlling interest holders amounting to US$28,834,616 are related to advances for working capital funds. The balances are in the form of an unsecured interest bearing loan, which has no fixed payment terms, and bears interest at 4.75%. Accrued interest is immaterial as of December 31, 2023.

On December 1, 2017, the Company together with seven other non-affiliated companies acquired 100% of Taicang Pengchi for an aggregate cash consideration of US$28,836,311. The Company accounted for the acquisition of Taicang Pengchi as an asset acquisition because the only asset of Taicang Pengchi is the land. Pursuant to the articles of association, the Company exercises control over the relevant significant activities of Taicang Pengchi and therefore, consolidates it in its financial statements. As of December 31, 2023, the balance due from the non-controlling interest holders amounting to US$23,494,569 are related to advances for working capital funds. The balances are in the form of an unsecured interest bearing loan, which has no fixed payment terms, and bears no interest.

As of December 31, 2023, the balance due from Suzhou Yefang amounting to US$11,293,716 was related to advances for working capital funds. This balance is unsecured, bears no interest, and is expected to be repaid over one year.

In evaluating the collectability of the amounts due from related parties balance, the Group considers many factors, including the related parties’ repayment history and their credit-worthiness. An allowance for doubtful accounts is made when collection of the full amount is no longer probable. For the periods presented, based on management’s evaluation, no allowance of credit loss was provided.

(b)         Amounts due to related parties

	December 31,	December 31,
	2022	2023
	US$	US$
Current:
Suzhou Yefang’s non-controlling interest holders	1,538,601	1,512,945
Suzhou Wanzhuo's non-controlling interest shareholders	2,711,240	2,666,033
Xinzheng Meihang Network Technology Co., Ltd.	—	—
Henan Qingning Apartment Management Co., Ltd.	9,984,106	9,707,534
Suzhou Kairongchen Real Estate Co., Ltd.	41,190,880	40,504,045
Others	11,195,093	18,519,868
Total current amounts due to related parties	66,619,920	72,910,425
Non current:
Henan Qingning Apartment Management Co., Ltd.	—	—
Total	66,619,920	72,910,425

As of December 31, 2022 and 2023, the remaining advance to Suzhou Wanzhuo’s non-controlling interest shareholders amounting to US$2,711,240 and US$2,666,033, respectively, were for shareholder service.

On June 6, 2018, the Company together with four other non-affiliated companies acquired 100% of Suzhou Yefang for an aggregate cash consideration of US$15,615,240. The Company accounted for the acquisition of Suzhou Yefang as an asset acquisition because the only asset of Suzhou Yefang is the land. Pursuant to the articles of association, the Company exercises control over the relevant significant activities of Suzhou Yefang and therefore, consolidates it in its financial statements. As of December 31, 2023, the Company repaid the entire payable to its non-controlling shareholders except for accrued interest amounted to US$1,512,945.

Meihang is the non-controlling shareholder of Zhengzhou Hangmei, one of the Company’s subsidiaries. As of December 31, 2021, Meihang advanced US$2,694,286 of working capital funds to Zhengzhou Hangmei in the form of an unsecured interest 10% bearing loan with a three-year payment term.

In 2020, Meihang together with Zhengzhou Hangmei and entered into an agreement with the Company in which all parties had agreed that the interest relating to the payable balance to be ceased from accrual thereafter. The Company settled the remaining balance in 2022.

(c)         Amounts due from employees

	December 31,	December 31,
	2022	2023
	US$	US$
Advances to employees	1,466,055	1,038,494

The balance represents cash advances to employees for traveling expenses and other expenses. The balances are unsecured, bear no interest and have no fixed payment terms.

(d)         Others

In 2018, the Company sold a small percentage of the equity interests (ranging from 0.50% to 5.54%) in eight real estate project companies to senior management and employees for a total consideration of US$8,720,772. In 2019, the Company sold an additional percentage of the equity interests in the eight real estate project companies to senior management and employees for a total consideration of US$604,914 and the total sold equity interests ranges from 0.57% to 5.59% as of December 31, 2019. According to the equity transfer agreement, the Company is obligated to repurchase the equity interest back from management. Therefore, the non-controlling interest is mandatorily redeemable and is accounted for as a liability.

In 2019, the Company sold 6.03% of the equity interests in one real estate project company to senior management and employees for a total consideration of US$1,300,135. According to the equity transfer agreement, the Company is obligated to repurchase the equity interest back from management. Therefore, the non-controlling interest is mandatorily redeemable and is accounted for as a liability.

For the year ended December 31, 2023, total directors’ remuneration amounted to US$3,572,912 (2021: US$6,447,214; 2022: US$4,012,619).